Events after the Balance Sheet Date	12 Months Ended
Dec. 31, 2024
Events After Reporting Period [Abstract]
Events after the Balance Sheet Date	37 Events after the Balance Sheet Date
(a) Interim dividend
The Group approved the payment of a dividend of $0.14 per share to be paid on 31 March 2025, to the shareholders on record at the close of business on 17 March 2025.
(b) Acquisition of Aarna Capital Limited
On 2 October 2024, the Group announced the acquisition of Aarna Capital Limited to strengthen the Clearing business and expand operations in the Middle East. This strategic investment is expected to enhance the regional client footprint and service capabilities. Regulatory approvals are progressing with final due diligence, with completion expected in Q2 2025.
(c) Acquisition of Hamilton Court Group
On 9 October 2024, the Group announced that it had agreed terms to acquire Hamilton Court
Group to expand the Group’s foreign exchange services. The acquisition is consistent with the strategy to bring in new clients and new capabilities onto its platform. The acquisition is progressing, with regulatory approvals and due diligence being completed and is expected to complete in Q2 2025.